FINANCIAL INSTRUMENTS (Hedging components of other comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Disclosure of detailed information about hedges [line items]
Net gain (loss) on derivatives designated as cash flow hedges	$ (5)	$ (46)
Cash flow hedges (note 14(d))	(8,503)	(3,917)
Foreign currency risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	502	4,566
Cash flow hedges (note 14(d))	29	60
Foreign currency risk | Net sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(242)	(5,667)
Foreign currency risk | Cost of sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	8,483	(350)
Foreign currency risk | Selling, general and administrative expenses
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	331	417
Foreign currency risk | Financial expenses, net
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(2,358)	(752)
Commodity risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	(12,699)	(8,213)
Commodity risk | Inventories
Disclosure of detailed information about hedges [line items]
Income Tax Relating To Reclassification Adjustments On Cash Flow Hedges, Before Tax	9,837	16,656
Interest rate risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	(12,381)	$ (10,588)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Cash flow hedges (note 14(d))	$ 9,000